Supplement to the
Fidelity® MSCI Communication Services Index ETF
November 29, 2022
Summary Prospectus

Amy Whitelaw no longer serves as a Portfolio Manager of the fund.
T09-SUSTK-0223-103 1.9871014.103	February 22, 2023